Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Interest income	£ 28,386	£ 25,300	£ 16,562
Interest expense	(15,794)	(11,591)	(3,457)
Net interest income	12,592	13,709	13,105
Fee and commission income	2,416	2,456	2,352
Fee and commission expense	(1,478)	(1,104)	(1,101)
Net fee and commission income	938	1,352	1,251
Net trading income	597	384	180
Other operating income	2,944	2,922	2,209
Other income	4,479	4,658	3,640
Total income	17,071	18,367	16,745
Operating expenses	(11,927)	(10,968)	(9,199)
Impairment	(456)	(343)	(1,452)
Profit before tax	4,688	7,056	6,094
Tax expense	(1,202)	(1,849)	(1,300)
Profit for the year	3,486	5,207	4,794
Profit attributable to ordinary shareholders	3,101	4,858	4,528
Profit attributable to other equity holders	363	334	241
Profit attributable to equity holders	3,464	5,192	4,769
Profit attributable to non-controlling interests	£ 22	£ 15	£ 25